SCHEDULE OF RELATED PARTIES (Details) (Parenthetical) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	May 31, 2022	Dec. 31, 2022	Jun. 30, 2024	Feb. 01, 2024	Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2021	Nov. 30, 2020
Related Party Transaction [Line Items]
Annual interest rate						6.50%		6.50%
Debt face amount						$ 300,000		$ 575,000
Demand notes					$ 2,953,892		$ 3,025,800
Loan balance				$ 1,348,373	$ 2,662,649		$ 2,726,197
Stock issued value	$ 882,000
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Annual interest rate				3.50%			3.50%
Converted loan amount			$ 336,022
Exchange for ordinary shares			1,000,000
Ming Chia Huang [Member] | 6 Loan Arrangements [Member]
Related Party Transaction [Line Items]
Annual interest rate							3.50%
Debt face amount							$ 326,524
Demand notes							200,308
Ming Chia Huang [Member] | 6 Loan Arrangements [Member] | July 2024 [Member]
Related Party Transaction [Line Items]
Demand notes							126,216
Ming Chia Huang [Member] | 6 Loan Arrangements [Member] | December 2024 [Member]
Related Party Transaction [Line Items]
Demand notes							126,216
Ming Chia Huang [Member] | 6 Loan Arrangements [Member] | January 2025 [Member]
Related Party Transaction [Line Items]
Annual interest rate					3.50%
Debt face amount					$ 212,707
Ming Chia Huang [Member] | 6 Loan Arrangements [Member] | April 2025 [Member]
Related Party Transaction [Line Items]
Annual interest rate					3.50%
Debt face amount					$ 212,707
Ming Chia Huang [Member] | 6 Loan Arrangements [Member] | May 2025 [Member]
Related Party Transaction [Line Items]
Annual interest rate					3.50%
Debt face amount					$ 212,707
Ming Chia Huang [Member] | 6 Loan Arrangements [Member] | June 2025 [Member]
Related Party Transaction [Line Items]
Annual interest rate					3.50%
Debt face amount					$ 212,707
Ming Chia Huang [Member] | 2 Loan Arrangements [Member] | January 2025 [Member]
Related Party Transaction [Line Items]
Annual interest rate					6.00%
Ming Chia Huang [Member] | 2 Loan Arrangements [Member] | June 2025 [Member]
Related Party Transaction [Line Items]
Loan payable					$ 235,000
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Annual interest rate				6.50%					6.00%
Loan balance				$ 1,627,729
Stock issued value	$ 1,627,729	$ 1,627,729		$ 1,627,729
Ming Chao Huang [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual interest rate				42.00%
Ming Chao Huang [Member] | 6 Loan Arrangements [Member]
Related Party Transaction [Line Items]
Debt face amount							$ 7,044
Ming Chao Huang [Member] | Share Transfer Arrangement [Member]
Related Party Transaction [Line Items]
Annual interest rate		42.00%
Chih Hsiang Tang [Member]
Related Party Transaction [Line Items]
Annual interest rate										3.50%
Converted loan amount			$ 33,602
Exchange for ordinary shares			100,000